Leases (Tables)	9 Months Ended
Sep. 30, 2022
Leases [Abstract]
Lease Cost
The following table contains a summary of the lease costs recognized under ASU 2016-02 and other information pertaining to the Company’s operating leases for the three and nine months ended September 30, 2022 and 2021 (in thousands):

	Three Months Ended September 30,		Nine Months Ended September 30,
Lease costs	2022	2021	2022	2021
Operating lease costs	$1,103	$1,256	$3,542	$4,710
Variable costs	268	485	720	979
Short term lease costs	119	13	231	126
Total lease costs	$1,490	$1,754	$4,493	$5,815

	Nine Months Ended September 30,
Other information	2022	2021
Cash paid for amounts included in the measurement of lease liabilities:
Operating cash outflows from operating leases (in thousands)	$3,740	$3,015
Right-of-use assets obtained in exchange for new operating lease liabilities (in thousands)	$—	$(38,226)

Weighted-average remaining lease term - operating leases (in years)	5.1 years	5.4 years
Weighted-average discount rate - operating leases	7.18%	6.69%

Lease Maturity Schedule
Future fixed payments for non-cancellable operating leases in effect as of September 30, 2022 are payable as follows (in thousands):

Remainder of 2022	$1,311
2023	4,452
2024	3,467
2025	2,533
2026	2,264
Thereafter	3,939
Total lease payments	$17,966
Less: imputed interest	$(2,841)
Present value of lease liabilities	$15,125

Sublease Classification
The following table shows the sublease rental income for the three and nine months ended September 30, 2022 and 2021 (in thousands):

	Three Months Ended September 30,		Nine Months Ended September 30,
Sublease rental income	2022	2021	2022	2021
Sublease rental income (included in other (expense) income, net)	$57	$—	$183	$—
Total sublease rental income	$57	$—	$183	$—

Lease Receivable Maturity Schedule
Future fixed receipts for non-cancellable operating subleases in effect as of September 30, 2022 are receivable as follows
(in thousands):

Remainder of 2022	$57
2023	229
2024	229
2025	229
2026	179
Thereafter	201
Total lease payments receivable	$1,124